Share-based payments	6 Months Ended
Feb. 29, 2024
Share-based payments
Share-based payments

18. Share-based payments

Description of the plan

The Company has a fixed option plan. The Company’s stock option plan is administered by the Board of Directors. Under the plan, the Company’s Board of Directors may grant stock options to employees, advisors and consultants, and designates the number of options and the share price pursuant to the new options, subject to applicable regulations. The options, when granted, will have an exercise price of no less than the estimated fair value of shares at the date of grant.

Stock options

On multiple grant dates, the Company granted stock options at exercise prices varying between $1.03 and $16.29 per share to directors, officers, employees and consultants of the Company. The stock options will expire 5 to 10 years from the grant dates.

The Company recognizes share-based payments expense for option grants based on the fair value at the date of grant using the Black-Scholes valuation model. The share-based payments expense recognized for the three-month and six-month periods ended February 29, 2024 amounts to $72,019 and $146,352 respectively [February 28, 2023 – $110,288 and $423,167 respectively]. The table below lists the assumptions used to determine the fair value of these option grants. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

				Risk-free
	Exercise	Market	Expected	interest	Expected
	price	price	volatility	rate	life
Grant date	$	$	%	%	[years]
May 27, 2020	3.70	3.70	84	0.4	5
May 27, 2020	2.78	3.70	84	0.4	5
October 23, 2020	3.70	3.70	97	0.4	5
November 24, 2020	16.29	13.03	101	0.4	5
November 24, 2020	5.68	5.72	75	3.6	4
February 23, 2021	15.75	15.05	103	0.6	5
May 14, 2021	5.68	5.72	75	3.6	3
July 14, 2021	9.25	9.01	105	0.7	5
September 21, 2021	8.85	8.58	106	0.9	5
January 22, 2022	5.65	5.52	107	1.5	5
November 30, 2022	6.09	6.09	107	3.1	5
December 1,2022	5.83	5.83	107	3.0	5
March 22, 2023	5.76	5.14	75	3.6	2
March 25, 2023	5.77	5.23	75	3.6	3
March 25, 2023	5.77	5.23	75	3.6	4
April 20, 2023	5.79	5.27	75	3.6	5
December 29, 2023	4.54	1.48	76	3.1	5
January 26, 2024	1.03	1.08	76	3.5	5

The following tables summarize information regarding the option grants outstanding as at February 29, 2024:

		Weighted
		average
	Number of	exercise
	options	price
	#	$
Balance at August 31, 2022	1,706,418	9.45
Granted	88,500	5.80
Forfeited	(268,158)	9.65
Stock options modifications	(370,000)	5.78
Exercised	(57,219)	2.86
Balance at August 31, 2023	1,099,541	5.22
Granted	100,000	2.78
Forfeited	(14,409)	5.22
Balance at February 29, 2024	1,185,132	5.02

	Number of
Exercise price	options	Weighted average	Weighted average	Exercisable
range	outstanding	grant date fair value	remaining contractual life	options
$	#	$	[years]	#
1.03 - 3.70	495,132	2.29	1.62	450,287
4.54 – 5.83	625,000	2.74	4.06	545,874
6.09 – 8.85	30,000	6.26	7.08	26,667
16.29	35,000	9.33	6.75	35,000

Warrants

On November 23, 2020, the Company granted the underwriter the option to purchase 151,800 Voting Common Shares of the Company for a period of five years from the date of the initial public offering at an exercise price of U.S. $12.50 ($16.53).

On August 5, 2022, the Company granted the underwriter the option to purchase 50,000 Voting Common Shares of the Company for a period of four years from the grant date at an exercise price of U.S. $8.00 ($10.30).

On December 21, 2023, the Company granted the underwriter the option to purchase 138,095 Voting Common Shares of the Company for a period of five years from the grant date at an exercise price of U.S. $1.05 ($1.41).

		Number of warrants	Weighted average remaining
	Exercise price	outstanding	contractual life
Grant date	$	#	[years]
November 23, 2020	16.53	151,800	1.73
August 5, 2022	10.30	50,000	1.43
December 21, 2023	1.41	138,095	4.81

The Company recognizes share-based payments expense for warrant grants based on the fair value at the date of grant using the Black-Scholes valuation model. The share-based payments expense recognized for the three-month and six-month periods ended February 29, 2024 amounts to $175,236 [February 28, 2023 – nil]. The table below lists the assumptions used to determine the fair value of these warrant grants. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

				Risk-free
	Exercise	Market	Expected	interest	Expected
	price	price	volatility	rate	life
Grant date	$	$	%	%	[years]
November 23, 2020	16.53	13.03	100	0.4	5
August 5, 2022	10.30	7.20	100	2.9	3
December 21, 2023	1.41	1.83	76	4.0	5